CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 235 (“PEA No. 235”) on October 14, 2016, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Government Money Market Fund	Janus Money Market Fund
– Class D Shares	– Class D Shares
– Class T Shares	– Class T Shares
(collectively, the “Funds”)

3.	The text of PEA No. 235 has been filed electronically.

DATED:  October 19, 2016

JANUS INVESTMENT FUND
on behalf of the Funds

By: /s/ Michelle Rosenberg
Michelle Rosenberg
Vice President